Real Estate Debt Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate, Commercial and Consumer, Net, (Investment Based Operations Presentation) [Abstract]
Schedule of CRE debt investments
The following table presents CRE debt investments as of March 31, 2014, excluding CRE debt underlying deconsolidated N-Star CDOs (dollars in thousands):

					Weighted Average (6)			Floating Rate as % of Principal Amount(6)
	Number	Principal Amount	Carrying Value(4)	Allocation by Investment Type (5)	Fixed Rate	Spread Over LIBOR(7)	Yield(8)
Asset Type:
First mortgage loans	17	$502,567	$468,652	41.8%	13.20%	6.60%	10.63%	80.7%
Mezzanine loans	8	163,798	159,473	13.6%	13.44%	13.47%	13.70%	80.0%
Subordinate interests(1)	8	248,124	254,562	20.6%	12.41%	12.33%	12.76%	33.1%
Term loans(2)	4	231,864	231,829	19.3%	12.44%	—	12.94%	—
Subtotal/Weighted average(3)	37	1,146,353	1,114,516	95.3%	12.62%	8.62%	11.97%	53.1%
CRE debt in N-Star CDOs
First mortgage loans	3	34,235	21,248	2.9%	—	2.23%	3.70%	100.0%
Mezzanine loans	1	11,000	10,974	0.9%	8.00%	—	8.33%	—
Subordinate interests	1	7,444	7,444	0.6%	—	7.00%	7.15%	100.0%
Term loans	7	3,876	3,876	0.3%	6.93%	—	6.93%	—
Subtotal/Weighted average	12	56,555	43,542	4.7%	7.72%	3.08%	5.75%	73.7%
Total	49	$1,202,908	$1,158,058	100.0%	12.49%	8.25%	11.73%	54.1%
____________________________________________________________

(1)	Includes a $100.9 million preferred equity investment for which the Company elected the fair value option. As of March 31, 2014, carrying value represents fair value with respect to this investment.

(2)	Term loans include one revolver of $25.0 million, of which $14.5 million is outstanding as of March 31, 2014.

(3)
Certain CRE debt investments serve as collateral for financing transactions including carrying value of $134.3 million for Securitization 2012-1 and $101.6 million for credit facilities. The remainder is unleveraged. Assuming that all loans that have future fundings meet the terms to qualify for such funding, the Company’s cash requirement on future fundings would be $11.1 million.

(4)
There are no loans on non-accrual status except for one first mortgage loan acquired with deteriorated credit quality with a carrying value of $6.2 million as of March 31, 2014. Certain loans have an accrual of interest at a specified rate that may be in addition to a current rate. Such loans represent an aggregate $3.2 million carrying value where the Company does not recognize interest income on the accrual rate but does recognize interest income based on the current rate.

(5)	Based on principal amount.

(6)	Excludes three CRE debt investments with an aggregate principal amount of $35.2 million that were originated prior to 2008.

(7)	$483.0 million principal amount has a weighted average LIBOR floor of 0.90%. Includes one first mortgage loan with a principal amount of $7.2 million with a spread over prime rate.

(8)	Based on initial maturity and for floating-rate debt, calculated using one-month LIBOR as of March 31, 2014, and for CRE debt with a LIBOR floor, using such floor.

The following table presents CRE debt investments as of December 31, 2013, excluding CRE debt underlying deconsolidated N-Star CDOs (dollars in thousands):

					Weighted Average (6)			Floating Rate as % of Principal Amount (6)
	Number	Principal Amount (1)	Carrying Value (4)	Allocation by Investment Type (5)	Fixed Rate	Spread Over LIBOR (7)	Yield (8)
Asset Type:
First mortgage loans	15	$441,750	$407,202	40.7%	10.98%	6.59%	9.90%	90.2%
Mezzanine loans	6	109,215	107,116	10.1%	13.96%	12.09%	12.97%	74.2%
Subordinate interests (2)	8	246,652	253,113	22.7%	12.41%	12.33%	12.77%	33.3%
Term loans	4	230,343	219,349	21.1%	12.45%	—	12.96%	—
Subtotal/Weighted average (3)	33	1,027,960	986,780	94.6%	12.36%	8.04%	11.58%	53.8%
CRE debt in N-Star CDOs
First mortgage loans	2	34,418	21,431	3.2%	—	2.22%	3.68%	100.0%
Mezzanine loans	1	11,000	10,965	1.0%	8.00%	—	8.33%	—
Subordinate interests	1	7,773	7,773	0.8%	—	6.75%	6.92%	100.0%
Term loans	7	4,129	4,129	0.4%	6.95%	—	6.95%	—
Subtotal/Weighted average	11	57,320	44,298	5.4%	7.71%	3.05%	5.70%	73.6%
Total (9)	44	$1,085,280	$1,031,078	100.0%	12.21%	7.68%	11.31%	54.9%
___________________________________________________________

(1)	Term loans includes one revolver of $25.0 million, of which $3.5 million is outstanding as of December 31, 2013.

(2)	Includes $100 million preferred equity investment for which the Company elected the fair value option. As of December 31, 2013, carrying value represents fair value with respect to this investment.

(3)
Certain CRE debt investments serve as collateral for financing transactions including carrying value of $133.4 million for Securitization 2012-1 and $109.1 million for credit facilities. The remainder is unleveraged. Assuming that all loans that have future fundings meet the terms to qualify for such funding, the Company’s cash requirement on future fundings would be $8.1 million.

(4)
There are no loans on non-accrual status. Certain loans have an accrual of interest at a specified rate that may be in addition to a current rate. Such loans represent an aggregate $5.1 million carrying value where the Company does not recognize interest income on the accrual rate but does recognize interest income based on the current rate.

(5)	Based on principal amount.

(6)	Excludes three CRE debt investments with an aggregate principal amount of $37 million that were originated prior to 2008.

(7)	$426.1 million principal amount has a weighted average LIBOR floor of 0.99%. Includes one first mortgage loan with a principal amount of $7.4 million with a spread over prime rate.

(8)	Based on initial maturity and for floating-rate debt, calculated using one-month LIBOR as of December 31, 2013, and for CRE debt with a LIBOR floor, using such floor.

(9)	The decrease from prior year primarily relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.
The following table presents CRE debt investments as of December 31, 2012 (dollars in thousands):

					Weighted Average			Floating Rate as % of Principal Amount
	Number	Principal Amount	Carrying Value (1)(2)	Allocation by Investment Type (3)	Fixed Rate	Spread Over LIBOR (4)(5)	Yield (6)
Asset Type:
First mortgage loans	74	$1,578,872	$1,205,313	66.6%	4.29%	3.25%	6.10%	94.5%
Mezzanine loans	18	440,941	333,064	18.6%	4.34%	1.61%	2.68%	59.9%
Subordinate interests	7	121,473	96,357	5.1%	6.40%	3.97%	5.85%	75.7%
Credit tenant loans and other notes	43	124,460	118,093	5.2%	6.58%	—	7.39%	—
Term loans	10	105,718	79,404	4.5%	10.86%	3.50%	11.94%	4.8%
Total/Weighted average	152	$2,371,464	$1,832,231	100.0%	6.26%	3.05%	5.68%	78.2%

____________________________________________________________

(1)
Certain CRE debt investments serve as collateral for financing transactions including carrying value of $1,478.5 million for CDO financing transactions, $145.6 million for Securitization 2012-1 and $51.2 million for credit facilities. The remainder is unleveraged.

(2)
Includes seven loans with an aggregate carrying value of $162.5 million on non-accrual status (one of which was a loan acquired with deteriorated credit quality) which were primarily comprised of mezzanine loans. One of these loans was classified as non-performing. Non-accrual excludes $106.4 million carrying value of loans where the Company does not recognize interest income on the accrual rate but does recognize interest income based on the current rate.

(3)	Based on principal amount.

(4)	$315.8 million principal amount of the CRE debt investments have a weighted average LIBOR floor of 2.59%.

(5)	Includes one first mortgage loan with a principal amount of $7.5 million with a spread over prime rate.

(6)	Based on initial maturity and for floating-rate debt, calculated using one-month LIBOR as of December 31, 2012, and for CRE debt with a LIBOR floor, using such floor.

Schedule of Maturities of CRE debt investments based on principal amount
The following table presents CRE debt investments as of December 31, 2013, excluding CRE debt underlying deconsolidated N-Star CDOs (dollars in thousands):

					Weighted Average(6)			Floating Rate as % of Principal Amount(6)
	Number	Principal Amount	Carrying Value(4)	Allocation by Investment Type(5)	Fixed Rate	Spread Over LIBOR(7)	Yield(8)
Asset Type:
First mortgage loans	15	$441,750	$407,202	40.7%	10.98%	6.59%	9.90%	90.2%
Mezzanine loans	6	109,215	107,116	10.1%	13.96%	12.09%	12.97%	74.2%
Subordinate interests(1)	8	246,652	253,113	22.7%	12.41%	12.33%	12.77%	33.3%
Term loans(2)	4	230,343	219,349	21.1%	12.45%	—%	12.96%	—%
Subtotal/Weighted average(3)	33	1,027,960	986,780	94.6%	12.36%	8.04%	11.58%	53.8%
CRE debt in N-Star CDOs
First mortgage loans	3	34,418	21,431	3.2%	—%	2.22%	3.68%	100.0%
Mezzanine loans	1	11,000	10,965	1.0%	8.00%	—%	8.33%	—%
Subordinate interests	1	7,773	7,773	0.8%	—%	6.75%	6.92%	100.0%
Term loans	7	4,129	4,129	0.4%	6.95%	—%	6.95%	—%
Subtotal/Weighted average	12	57,320	44,298	5.4%	7.71%	3.05%	5.70%	73.6%
Total	45	$1,085,280	$1,031,078	100.0%	12.21%	7.68%	11.31%	54.9%
____________________________________________________________

(1)
Includes a $100.0 million preferred equity investment for which the Company elected the fair value option. As of December 31, 2013, carrying value represents fair value with respect to this investment.

(2)	Term loans include one revolver of $25.0 million, of which $3.5 million is outstanding as of December 31, 2013.

(3)
Certain CRE debt investments serve as collateral for financing transactions including carrying value of $133.4 million for Securitization 2012-1 and $109.1 million for credit facilities. The remainder is unleveraged.

(4)
There are no loans on non-accrual status except for one first mortgage loan acquired with deteriorated credit quality with a carrying value of $6.4 million as of December 31, 2013. Certain loans have an accrual of interest at a specified rate that may be in addition to a current rate. Such loans represent an aggregate $5.1 million carrying value where the Company does not recognize interest income on the accrual rate but does recognize interest income based on the current rate.

(5)	Based on principal amount.

(6)	Excludes three CRE debt investments with an aggregate principal amount of $37.0 million that were originated prior to 2008.

(7)	$426.1 million principal amount has a weighted average LIBOR floor of 0.99%. Includes one first mortgage loan with a principal amount of $7.4 million with a spread over prime rate.

(8)	Based on initial maturity and for floating-rate debt, calculated using one-month LIBOR as of December 31, 2013, and for CRE debt with a LIBOR floor, using such floor.
The following table presents maturities of CRE debt investments based on principal amount as of March 31, 2014 (dollars in thousands):

	Initial Maturity	Maturity Including Extensions(1)
April 1 to December 31, 2014	$243,340	$174,484
Years Ending December 31:
2015	251,761	94,313
2016	208,178	119,388
2017	72,131	240,476
2018	3,086	149,835
Thereafter	424,412	424,412
Total	$1,202,908	$1,202,908
____________________________________________________________

(1)	Assumes that all debt with extension options will qualify for extension at such maturity according to the conditions stipulated in the governing documents.

The following table presents maturities of CRE debt investments based on principal amount as of December 31, 2013 (dollars in thousands):

	Initial Maturity	Maturity Including Extensions (1)
Years Ending December 31:
2014	$246,000	$174,549
2015	205,931	41,452
2016	158,158	128,623
2017	72,158	190,874
2018	3,245	149,994
Thereafter	399,788	399,788
Total	$1,085,280	$1,085,280
____________________________________________________________

(1)	Assumes that all debt with extension options will qualify for extension at such maturity according to the conditions stipulated in the governing documents.

Schedule of activity in loan loss reserves on CRE debt investments
The following table presents activity in loan loss reserves on CRE debt investments for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Beginning balance	$2,880	$156,699
Provision for loan losses, net	1,886	2,336	(1)
Transfers to REO	—	(5,623)
Ending balance	$4,766	$153,412
____________________________________________________________
(1) Includes $4.0 million of reversals of previously recorded provisions for loan losses.

The following table presents activity in loan loss reserves on CRE debt investments for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Years Ended December 31,
	2013		2012	2011
Beginning balance	$156,699		$187,784	$197,200
Provision for (reversal of) loan losses, net (1)(2)	(8,786)		23,037	52,980
Transfers to REO	(5,623)		(5,260)	(29,260)
Sales	—		(667)	—
Write-offs / payoffs	(20,210)	(3)	(48,195)	(33,136)
Deconsolidation of N-Star CDOs (4)	(119,200)		—	—
Ending balance	$2,880		$156,699	$187,784
____________________________________________________________

(1)	Relates to four, seven and 12 loans, for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)	Includes $15.1 million and $4.7 million of reversals of previously recorded provisions for loan losses for the years ended December 31, 2013 and 2012, respectively.

(3)	Represents a write-off of a previously recorded loan loss reserve upon payoff of a loan.

(4)	Refer to Note 3 for further disclosure.

Schedule of the carrying value of CRE debt investments, by credit quality indicator
The following table presents the carrying value of CRE debt investments, by credit quality indicator, as of each applicable balance sheet date (dollars in thousands):

Credit Quality Indicator:	March 31, 2014	December 31, 2013
Loans with no loan loss reserve:
First mortgage loans	$488,117	$426,850
Mezzanine loans	170,447	116,196
Subordinate interests	262,006	260,886
Term loans	235,705	223,478
Subtotal	1,156,275	1,027,410
Other loans with a loan loss reserve/non-accrual status:
First mortgage loans(1)	1,783	1,783
Mezzanine loans	—	1,885
Subtotal	1,783	3,668
Non-performing loans:	—	—
Total	$1,158,058	$1,031,078
____________________________________________________________

(1)	Excludes one first mortgage loan acquired with deteriorated credit quality with a carrying value of $6.2 million and $6.4 million as of March 31, 2014 and December 31, 2013, respectively.

The following table presents the carrying value of CRE debt investments, by credit quality indicator, as of each applicable balance sheet date (dollars in thousands):

	December 31,
Credit Quality Indicator:	2013	2012
Loans with no loan loss reserve:
First mortgage loans	$426,850	$1,150,637
Mezzanine loans	116,196	186,131
Subordinate interests	260,886	96,357
Credit tenant loans and other notes	—	118,093
Term loans	223,478	57,646
Subtotal	1,027,410	1,608,864
Other loans with a loan loss reserve/non-accrual status: (1)
First mortgage loans	1,783	47,799
Mezzanine loans	1,885	146,933
Term loans	—	21,758
Subtotal	3,668	216,490
Non-performing loans:
First mortgage loans	—	6,877
Subtotal	—	6,877
Total (2)	$1,031,078	$1,832,231
____________________________________________________________

(1)
December 31, 2012 includes four loans with a 100% loan loss reserve representing an aggregate principal amount of $36.0 million which are not considered NPLs as debt service is currently being received or debt service is not contractually due until maturity.

(2)	The decrease from prior year primarily relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

Schedule of impaired loans
The following table presents impaired loans as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014				December 31, 2013
	Number	Principal Amount(1)	Carrying Value(1)	Loan Loss Reserve	Number	Principal Amount(1)	Carrying Value(1)	Loan Loss Reserve
Class of Debt:
First mortgage loans	1	$2,782	$1,783	$1,000	1	$2,782	$1,783	$1,000
Mezzanine loans	1	3,766	—	3,766	1	3,765	1,885	1,880
Total	2	$6,548	$1,783	$4,766	2	$6,547	$3,668	$2,880
____________________________________________________________

(1)
Principal amount differs from carrying value due to unamortized origination fees and costs, unamortized premium or discount and loan loss reserves included in the carrying value of the investment. Excludes one first mortgage loan acquired with deteriorated credit quality with a carrying value of $6.2 million and $6.4 million as of March 31, 2014 and December 31, 2013, respectively.

The following table presents impaired loans as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013 (2)				December 31, 2012 (2)
	Number	Principal Amount(1)	Carrying Value (1)	Loan Loss Reserve	Number	Principal Amount(1)	Carrying Value (1)	Loan Loss Reserve
Class of Debt:
First mortgage loans	1	$2,782	$1,783	$1,000	6	$112,774	$85,887	$11,813
Mezzanine loans	1	3,765	1,885	1,880	9	265,225	157,178	108,036
Subordinate interests	—	—	—	—	2	22,100	—	22,100
Term loans	—	—	—	—	1	45,550	21,758	14,750
Total (3)	2	$6,547	$3,668	$2,880	18	$445,649	$264,823	$156,699
____________________________________________________________

(1)	Principal amount differs from carrying value due to unamortized origination fees and costs, unamortized premium or discount and loan loss reserves included in the carrying value of the investment.

(2)
December 31, 2012 includes five loans, primarily first mortgage loans, considered TDRs with an aggregate carrying value of $41.4 million, all of which do not have loan loss reserves. Excludes one first mortgage loan acquired with deteriorated credit quality with a carrying value of $6.4 million and $13.8 million as of December 31, 2013 and 2012, respectively, that is on non-accrual status and does have a loan loss reserve.

(3)	The decrease from prior year primarily relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

Summary of average carrying value of impaired loans by type and the income recorded on such loans subsequent to their being deemed impaired
The following table presents average carrying value of impaired loans by type and the income recorded on such loans subsequent to their being deemed impaired for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	March 31, 2014			March 31, 2013
	Number	Average Carrying Value	Quarter Ended Income	Number	Average Carrying Value	Quarter Ended Income
Class of Debt:
First mortgage loans	1	$1,783	$—	5	$91,390	$267
Mezzanine loans	1	943	2	8	252,637	140
Subordinate interests	—	—	—	2	22,100	1
Term loans	—	—	—	1	36,508	894
Total/weighted average	2	$2,726	$2	16	$402,635	$1,302

The following table presents average carrying value of impaired loans by type and the income recorded on such loans subsequent to their being deemed impaired for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	December 31, 2013			December 31, 2012			December 31, 2011
	Number (1)	Average Carrying Value (1)	Year Ended Income	Number	Average Carrying Value	Year Ended Income	Number	Average Carrying Value	Year Ended Income
Class of Debt:
First mortgage loans	5	$67,531	$1,050	6	$97,580	$1,191	6	$65,818	$428
Mezzanine loans	7	100,109	416	9	163,916	6,922	9	162,585	8,812
Subordinate interests	1	—	3	2	6,015	—	4	8,180	522
Term loans	—	19,530	—	1	23,917	3,859	2	27,154	4,116
Total/weighted average	13	$187,170	$1,469	18	$291,428	$11,972	21	$263,737	$13,878
___________________________________________________________

(1)	Includes impaired loans outstanding during the period which were deconsolidated in 2013 on September 30, 2013 and December 31, 2013. Refer to Note 3 for further disclosure.

Summary of CRE debt investments that were modified and considered a TDR
The following table presents CRE debt investments that were modified and considered a TDR for the three months ended March 31, 2013 (dollars in thousands):

	March 31, 2013
Class of Debt:	Number	Carrying Value	Original WA Interest Rate	Modified WA Interest Rate
Mezzanine loan	1	$50,905	10.85%	10.85%	(1)
______________________________________

(1)
Considered a TDR in the first quarter 2013 and was subsequently modified in the second quarter 2013. On September 30, 2013, the Company deconsolidated certain N-Star CDOs, and as a result, no longer records this loan on its consolidated balance sheets. Refer to Note 3 for further disclosure.

The following table presents CRE debt investments that were modified and considered a TDR for the years ended December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013					December 31, 2012
	Number		Carrying Value (1)	Original WA Interest Rate	Modified WA Interest Rate	Number		Carrying Value (1)	Original WA Interest Rate	Modified WA Interest Rate
Class of Debt:
First mortgage loans	—		$—	—	—	3	(3)(4)	$35,241	3.52%	2.78%
Mezzanine loans	1	(2)	50,905	10.85%	—	1	(5)	12,681	2.50%	—
Subordinate interests	—		—	—	—	1	(6)	—	3.35%	3.00%
Total/weighted average	1		$50,905	10.85%	—	5		$47,922	3.25%	2.04%
____________________________________________________________

(1)	Represents carrying value the quarter it was determined the loan modification was determined to be a TDR.

(2)
Considered a TDR in the first quarter 2013 and was subsequently modified in the second quarter 2013. On September 30, 2013, the Company deconsolidated certain N-Star CDOs, and as a result, no longer records this loan on its consolidated balance sheets. Refer to Note 3 for further disclosure.

(3)	Excludes one first mortgage loan with a carrying value of $6.0 million considered a TDR in the first quarter 2012 which the Company subsequently took title to the collateral.

(4)	Includes one loan which was modified into a senior first mortgage and mezzanine loan.

(5)
The loan was modified into a mezzanine loan and preferred equity interest with a modified rate of LIBOR plus 10% and a fixed rate of 7%, respectively, however, interest was deferred until certain hurdles are met.

(6)	The carrying value of this loan was zero as of December 31, 2012.